Shareholder's Equity - Additional Information (Details) ¥ in Thousands			12 Months Ended
	Aug. 14, 2024 $ / shares	Aug. 14, 2024 CNY (¥) shares	Feb. 28, 2026 CNY (¥) shares	Feb. 28, 2025 CNY (¥) shares	Feb. 29, 2024 CNY (¥) shares	Feb. 28, 2026 $ / shares shares	Feb. 28, 2025 $ / shares shares	Feb. 28, 2023 shares
Class of Stock [Line Items]
Ordinary shares, authorized						500,000,000	500,000,000
Ordinary shares, issued						22,614,376	22,600,576
Ordinary shares, outstanding						22,614,376	22,600,576
Ordinary shares, par value | $ / shares						$ 0.0001	$ 0.0001
Exercise of share options, Shares			14,000	1,137,000
Treasury shares repurchased			0	0	25,799
Treasury shares repurchased, value | ¥			¥ 0	¥ 0	¥ 159
Cash dividend declared | $ / shares	$ 0.23
Cash dividend ordinary shares		22,303,024
Dividend distribution | ¥		¥ 36,598
Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, outstanding					21,163,416	22,614,376	22,600,576	21,189,215
Reissuance of treasury stock, Shares			0	300,000	0
Exercise of share options, Shares			13,800	1,137,160
Newly issued for share options exercise			0	1,137,160	0
Treasury Shares
Class of Stock [Line Items]
Reissuance of treasury stock, Shares				(300,000)
Exercise of share options, Shares			0	(275,000)	0
ADS
Class of Stock [Line Items]
Cash dividend declared | $ / shares	$ 2.3